Trade and other payables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 23, 2024
Trade And Other Payables [Line Items]
Marketing costs	€ 6,000	€ 5,800	€ 5,400
Presented within trade accounts payable | Coca-Cola Europacific Aboitiz Philippines, Inc.
Trade And Other Payables [Line Items]
Trade and other payables recognised as of acquisition date				€ 40
Bottom of range
Trade And Other Payables [Line Items]
Trade payables settlement period	70 days
Top of range
Trade And Other Payables [Line Items]
Trade payables settlement period	80 days